Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Hermes Income Securities Trust
Prospectus Date	rr_ProspectusDate	May 31, 2025
Document Creation Date	dei_DocumentCreationDate	May 28, 2024